VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2020 (Unaudited)

Shares		Value
Private Investment Funds(a) - 79.9%
	Diversified - 79.9%
	AEW Core Property Trust (U.S.), Inc.
132,236	Class A Shares	$133,210,265
47,116	Class B Shares	47,463,133
—	AEW Value Investors US LP(b)(c)	26,886,801
142,493	Barings Core Property Fund LP	19,162,432
64,340	Barings European Core Property Fund(c)	77,359,750
73,108,423	CBRE U.S. Core Partners LP	104,457,315
96,276	Clarion Gables Multifamily Trust LP(c)	121,612,116
158,382	Clarion Lion Properties Fund LP	239,885,148
—	GWL U.S. Property Fund L.P.(c)(d)	48,776,643
86,966	Harrison Street Core Property Fund LP	121,890,045
172,306	Heitman America Real Estate Trust LP	198,278,429
119,714	Heitman Core Real Estate Debt Income Trust LP(c)	121,133,366
680	Invesco Core Real Estate USA LP	124,705,248
875,086	Invesco Real Estate Asia Fund(c)	112,328,725
	LaSalle Property Fund LP
80,277	Class A shares.	129,228,346
30,707	Class B shares	49,431,528
67,541	Mesa West Core Lending Fund LP	71,694,458
1,769,282	RREEF America REIT II, Inc	223,106,472
3,352	Trumbull Property Fund, LP	34,023,969
7,044	Trumbull Property Income Fund, LP	88,017,141
—	US Government Building Open-End Feeder, LP(c)(e)	102,133,224

	Total Private Investment Funds	2,194,784,554

	(Cost $2,090,549,065)

Common Stocks - 9.7%
	Apartments/Single Family Residential - 2.2%
341,138	American Homes 4 Rent, REIT Class A Shares	9,176,612
179,404	Apartment Investment & Management Co., REIT Class A Shares	6,752,767
58,635	AvalonBay Communities, Inc., REIT	9,067,316
55,352	Camden Property Trust, REIT.	5,049,209
39,280	Equity Residential, REIT.	2,310,450
37,167	Essential Properties Realty Trust, Inc., REIT	551,558
11,185	Essex Property Trust, Inc., REIT	2,563,266
479,075	Independence Realty Trust, Inc., REIT	5,504,572
365,065	Invitation Homes, Inc., REIT.	10,050,239
657,481	Irish Residential Properties, PLC, REIT (Ireland) .	1,044,488
78,691	Minto Apartment Real Estate Investment Trust, REIT (Canada)	1,153,470
22,917	Spirit Realty Capital, Inc., REIT	798,887
135,554	STORE Capital Corp., REIT	3,227,541
50,620	UDR, Inc., REIT	1,892,176
101,893	UNITE Group, PLC, REIT (United Kingdom)(f)	1,186,488

		60,329,039

	Diversified - 2.5%
9,704	American Tower Corp., REIT	2,508,872
652,535	Arena, REIT (Australia)	993,542
65,560	Charter Hall Group, REIT (Australia)	444,133
55,920	CoreSite Realty Corp., REIT	6,769,675
12,363	Covivio, REIT (France)	896,729
	Cromwell European Real Estate Investment
1,710,100	Trust, REIT (Singapore)	812,818
2,518	Crown Castle International Corp., REIT	421,387
184,134	Dexus, REIT (Australia)	1,181,828
31,195	Digital Realty Trust, Inc., REIT	4,433,121

Shares		Value
	Diversified - (continued)
344,800	Dream Industrial Real Estate Investment Trust, REIT (Canada)	$2,712,481
78,860	Duke Realty Corp., REIT.	2,790,855
54,265	Entra ASA (Norway) 144A	695,605
19,222	Equinix, Inc., REIT	13,499,611
81,800	ESR Cayman, Ltd. (Hong Kong) 144A(f)	194,221
57,460	Fabege AB (Sweden)	675,764
8,135	Gecina SA, REIT (France)	1,004,726
354,442	Ingenia Communities Group, REIT (Australia)	1,107,989
577,358	Investec Australia Property Fund, REIT (Australia)	485,511
576,200	Lendlease Global Commercial REIT (Singapore)	283,646
297,212	LondonMetric Property, PLC, REIT (United Kingdom)	775,811
942,400	Mapletree Logistics Trust, REIT (Singapore)	1,323,041
138,780	Merlin Properties Socimi SA, REIT (Spain)	1,156,484
190,400	Mitsubishi Estate Co., Ltd. (Japan)	2,837,306
246	Mitsui Fudosan Logistics Park, Inc., REIT (Japan)	1,099,895
505	Mori Hills REIT Investment Corp., REIT (Japan) .	636,131
1,870	Nomura Real Estate Master Fund, Inc., REIT (Japan)	2,239,695
35,522	NSI NV, REIT (Netherlands)	1,371,120
233,911	Segro, PLC, REIT (United Kingdom)	2,587,042
1,878	United Urban Investment Corp., REIT (Japan)	2,022,699
152,761	VICI Properties, Inc., REIT	3,084,245
80,270	Vonovia SE (Germany)	4,906,325
88,093	Weyerhaeuser Co., REIT	1,978,569
50,913	Wihlborgs Fastigheter AB (Sweden)	837,490

		68,768,367

	Health Care - 0.7%
698,442	Assura, PLC, REIT (United Kingdom)	677,742
97,146	Healthcare Trust of America, Inc., REIT Class A Shares	2,576,312
235,699	Healthpeak Properties, Inc., REIT	6,495,864
86,344	Physicians Realty Trust, REIT	1,512,747
306,909	Primary Health Properties, PLC, REIT (United Kingdom)	594,776
85,355	Sabra Health Care REIT, Inc.	1,231,673
111,495	Welltower, Inc., REIT	5,769,866

		18,858,980

	Hotels - 0.2%
5,638	Choice Hotels International, Inc	444,838
123,700	City Developments, Ltd. (Singapore)	755,940
947,700	Far East Hospitality Trust, REIT (Singapore)	340,185
1,752	Japan Hotel REIT Investment Corp. (Japan)	726,755
63,351	MGM Growth Properties, LLC, REIT Class A Shares	1,723,781
115,441	Park Hotels & Resorts, Inc., REIT	1,141,711
103,365	Sunstone Hotel Investors, Inc., REIT	842,425

		5,975,635

	Office Properties - 1.2%
51,338	Alexandria Real Estate Equities, Inc., REIT	8,329,591
14,737	American Assets Trust, Inc., REIT	410,278
56,821	Boston Properties, Inc., REIT	5,135,482
65,016	Brandywine Realty Trust, REIT	708,024
101,903	Centuria Office, REIT (Australia)	143,142
45,579	City Office REIT, Inc. (Canada)	458,525

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2020 (Unaudited) (continued)

Shares		Value
	Office Properties - (continued)
99,665	Columbia Property Trust, Inc., REIT	$1,309,598
103,843	Cousins Properties, Inc., REIT	3,097,637
202	Daiwa Office Investment Corp., REIT (Japan)	1,115,647
81,075	Douglas Emmett, Inc., REIT	2,485,760
84,665	Hudson Pacific Properties, Inc., REIT	2,130,171
99,164	Inmobiliaria Colonial Socimi SA, REIT (Spain)	876,797
18,877	Kilroy Realty Corp., REIT	1,108,080
2,453	MCUBS MidCity Investment Corp., REIT (Japan).	1,787,246
2,955	Sekisui House Reit, Inc. (Japan)	1,896,577
20,835	SL Green Realty Corp., REIT	1,026,957

		32,019,512

	Real Estate Operation/Development - 0.5%
57,735	Castellum AB (Sweden)	1,081,835
284,660	Echo Investment SA (Poland)	271,206
12,435	LEG Immobilien AG (Germany) (f)	1,577,195
814,100	Midea Real Estate Holding, Ltd. (China) 144A	2,007,221
57,500	Mitsui Fudosan Co., Ltd. (Japan)	1,021,472
769,425	New World Development Co., Ltd. (Hong Kong)(f)	3,653,292
221,100	Sun Hung Kai Properties, Ltd. (Hong Kong)	2,824,606
45,205	TAG Immobilien AG (Germany)	1,079,671
2,180,500	Zhongliang Holdings Group Co., Ltd. (China)	1,553,639

		15,070,137

	Regional Malls - 0.0%
10,215	Simon Property Group, Inc., REIT	698,502
7,644	Taubman Centers, Inc., REIT	288,637

		987,139

	Residential - 0.1%
27,830	Sun Communities, Inc., REIT	3,775,974

	Shopping Centers - 0.3%
21,495	Federal Realty Investment Trust, REIT	1,831,589
301,900	Link REIT (Hong Kong)	2,478,649
515,233	NewRiver REIT, PLC (United Kingdom)	401,329
57,750	Regency Centers Corp., REIT	2,650,148
449,667	Vicinity Centres, REIT (Australia)	450,702

		7,812,417

	Storage - 0.4%
59,385	Big Yellow Group, PLC, REIT (United Kingdom)	739,188
143,640	CubeSmart, REIT	3,876,844
20,860	Extra Space Storage, Inc., REIT	1,926,838
18,290	Public Storage, REIT	3,509,668

		10,052,538

	Warehouse/Industrial - 1.6%
1,703,800	AIMS APAC, REIT (Singapore)	1,503,715
178,060	Centuria Industrial, REIT (Australia)	391,576
21,802	CyrusOne, Inc., REIT	1,586,096
362,613	Goodman Group, REIT (Australia)	3,741,513
1,025	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)	1,654,841
251,770	Industrial Logistics Properties Trust, REIT	5,173,874
194,835	Prologis, Inc., REIT	18,183,951
36,816	Rexford Industrial Realty, Inc., REIT	1,525,287
164,241	Safestore Holdings, PLC (United Kingdom)	1,480,395
142,656	Summit Industrial Income REIT (Canada)	1,203,161
20,182	Terreno Realty Corp., REIT	1,062,380
563,577	Tritax Big Box REIT, PLC (United Kingdom)	1,012,487

Shares		Value
	Warehouse/Industrial - (continued)
413,825	WPT Industrial Real Estate Investment Trust, REIT (Canada)	$5,267,992

		43,787,268

	Total Common Stocks	267,437,006

	(Cost $280,898,106)
Preferred Stock - 1.3%

	Apartments/Single Family Residential - 0.2%
	American Homes 4 Rent, REIT,
95,996	Series D, 6.50%	2,443,098
80,809	Series E, 6.35%	2,013,760
9,515	Series F, 5.88%	236,923
36,850	Series G, 5.88%	924,935
6,009	Series H, 6.25%	153,290
5,616	Mid-America Apartment Communities, Inc., REIT, Series I, 8.50%	349,034

		6,121,040

	Diversified - 0.1%
7,505	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	178,544
	Digital Realty Trust, Inc., REIT,
5,385	Series C, 6.63%	138,987
10,900	Series G, 5.88%	274,353
5,760	Series I, 6.35%	144,634
3,415	Series J, 5.25%	86,468
4,035	Series K, 5.85%	105,919
2,445	Series L, 5.20%	61,541
1,270	EPR Properties, REIT, Series G, 5.75%	21,704
	PS Business Parks, Inc., REIT,
3,735	Series W, 5.20%	91,956
7,250	Series X, 5.25%	179,582
7,558	Series Y, 5.20%	186,985
20,016	Series Z, 4.88%	477,382
4,492	UMH Properties, Inc., REIT, Series C, 6.75%	106,236
	Vornado Realty Trust, REIT,
7,675	Series K, 5.70%	174,683
21,822	Series L, 5.40%	482,484
36,613	Series M, 5.25%.	798,896

		3,510,354

	Health Care - 0.0%
3,650	Diversified Healthcare Trust, REIT, 6.25%	68,364

	Hotels - 0.0%
	Hersha Hospitality Trust, REIT,
4,575	Series C, 6.88%	53,413
2,490	Series D, 6.50%	28,262
3,540	Series E, 6.50%	40,498
	Pebblebrook Hotel Trust, REIT,
5,600	Series C, 6.50%	111,664
20,050	Series D, 6.38%	380,750
1,935	Series F, 6.30%	35,856
9,405	Sunstone Hotel Investors, Inc., REIT, Series E, 6.95%	230,611

		881,054

	Office Properties - 0.2%
5,121	Boston Properties, Inc., REIT, Series B, 5.25%	128,179
80	Highwoods Properties, Inc., REIT, Series A, 8.63%	104,000
15,810	Office Properties Income Trust, REIT, 6.38%	389,400

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2020 (Unaudited) (continued)

Shares		Value
	Office Properties - (continued)
120,531	SL Green Realty Corp., REIT, Series I, 6.50%	$3,007,248
109,491	VEREIT, Inc., REIT, Series F, 6.70%	2,739,465

		6,368,292

	Regional Malls - 0.2%
54,930	Brookfield Property REIT, Inc., Series A, 6.38%	847,021
22,575	Pennsylvania Real Estate Investment Trust, REIT, Series C, 7.20%	176,536
	Taubman Centers, Inc., REIT,
126,299	Series J, 6.50%	2,723,006
70,712	Series K, 6.25%	1,523,844

		5,270,407

	Shopping Centers - 0.2%
	Kimco Realty Corp., REIT,
9,788	Series L, 5.13%	229,431
26,764	Series M, 5.25%.	630,025
49,175	Saul Centers, Inc., REIT, Series E, 6.00%	1,101,028
	SITE Centers Corp., REIT,
55,507	Series A, 6.38%	1,240,581
20,775	Series K, 6.25%	468,268
	Urstadt Biddle Properties, Inc., REIT,
63,325	Series H, 6.25%	1,317,793
35,375	Series K, 5.88%	705,731

		5,692,857

	Storage - 0.3%
54,497	National Storage Affiliates Trust, REIT, Series A, 6.00%	1,395,668
	Public Storage, REIT,
23,978	Series B, 5.40%	612,158
2,680	Series C, 5.13%	67,884
13,102	Series D, 4.95%	329,515
11,210	Series E, 4.90%	280,026
3,375	Series F, 5.15%	86,164
32,680	Series G, 5.05%	839,549
12,188	Series H, 5.60%	325,054
13,310	Series I, 4.88%	336,743
4,145	Series J, 4.70%	104,205
18,960	Series K, 4.75%	477,792
47,950	Series V, 5.38%	1,199,709
16,769	Series W, 5.20%	419,896
17,090	Series X, 5.20%	427,934

		6,902,297

	Warehouse/Industrial - 0.1%
8,505	Monmouth Real Estate Investment Corp., REIT, Series C, 6.13%	207,947
5,135	QTS Realty Trust, Inc., REIT, Series A, 7.13%	138,234
	Rexford Industrial Realty, Inc., REIT,
10,575	Series A, 5.88%	266,976
34,948	Series B, 5.88%	893,970

		1,507,127

	Total Preferred Stock	36,321,792

	(Cost $39,487,500)

Par		Value
Corporate Debt - 0.9%
	Apartments/Single Family Residential - 0.2%
	American Homes 4 Rent LP, REIT,
$ 541,000	4.25%, 2/15/2028	$ 579,306
1,209,000	4.90%, 2/15/2029	1,350,234
	Mid-America Apartments LP, REIT,
1,159,000	3.60%, 6/1/2027	1,287,998
	UDR, Inc., REIT,
648,000	3.50%, 1/15/2028	709,736
	VEREIT Operating Partnership LP, REIT,
868,000	4.63%, 11/1/2025	939,279
537,000	4.88%, 6/1/2026	595,819
750,000	3.95%, 8/15/2027	780,985

		6,243,357

	Diversified - 0.0%
	Lexington Realty Trust, REIT,
38,000	4.25%, 6/15/2023	38,487
254,000	4.40%, 6/15/2024	259,708
	Vornado Realty LP, REIT,
236,000	3.50%, 1/15/2025	236,052

		534,247

	Health Care - 0.1%
	Senior Housing Properties Trust, REIT,
917,000	4.75%, 2/15/2028	761,651
	Ventas Realty LP, REIT,
556,500	3.50%, 2/1/2025	575,072
816,000	3.25%, 10/15/2026	840,689

		2,177,412

	Office Properties - 0.4%
	Boston Properties LP, REIT,
2,437,000	2.75%, 10/1/2026	2,614,784
	Brandywine Operating Partnership LP, REIT,
763,000	4.10%, 10/1/2024	795,615
	Columbia Property Trust Operating Partnership LP, REIT,
822,000	4.15%, 4/1/2025	868,604
	Corporate Office Properties LP, REIT,
855,000	3.60%, 5/15/2023	870,672
1,079,000	5.25%, 2/15/2024	1,156,799
185,000	5.00%, 7/1/2025	197,096
	Highwoods Realty LP, REIT,
458,000	3.63%, 1/15/2023	475,484
	Kilroy Realty LP, REIT,
38,000	4.38%, 10/1/2025	40,856
	Office Properties Income Trust, REIT,
2,778,000	4.00%, 7/15/2022	2,769,246
442,000	4.50%, 2/1/2025	430,374
	Piedmont Operating Partnership LP, REIT,
761,000	3.40%, 6/1/2023	773,661
	Qualitytech LP / QTS Finance Corp. 144A,
248,000	4.75%, 11/15/2025	253,990

		11,247,181

	Shopping Centers - 0.2%
	Retail Opportunity Investments Partnership LP, REIT,
1,188,000	5.00%, 12/15/2023	1,221,141
179,000	4.00%, 12/15/2024	173,949
	Retail Properties of America, Inc., REIT,
304,000	4.00%, 3/15/2025	296,330

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2020 (Unaudited) (continued)

Par		Value
	Shopping Centers - (continued)
	SITE Centers Corp., REIT,
$974,000	3.63%, 2/1/2025	$988,245
168,000	4.25%, 2/1/2026	170,352
	Weingarten Realty Investors, REIT,
810,000	3.38%, 10/15/2022	827,236
243,000	3.25%, 8/15/2026	242,868

		3,920,121

	Storage - 0.0%
	CubeSmart LP, REIT,
253,000	4.80%, 7/15/2022	267,188

	Total Corporate Debt	24,389,506

	(Cost $23,874,856)

Commercial Mortgage Backed Securities - 4.0%
	BANK,
9,170,167	1.01%, 12/15/2052 Ser 2019-BN23, Class XD, 144A(g)	688,744
1,500,000	2.50%, 12/15/2052 Ser 2019-BN23, Class E, 144A	984,866
8,575,000	1.42%, 11/15/2054 Ser 2017-BNK9, Class XD, 144A(g)	748,059
2,000,000	2.80%, 11/15/2054 Ser 2017-BNK9, Class D, 144A	1,228,213
5,000,000	3.37%, 11/15/2054 Ser 2017-BNK9, Class E, 144A	2,429,264
2,000,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D, 144A(g)	1,402,324
3,000,000	4.25%, 6/15/2060 Ser 2017-BNK5, Class E, 144A(g)	1,641,551
1,595,000	4.65%, 11/1/2061 Ser 2018-BN15, Class C(g)	1,495,666
4,000,000	1.50%, 11/1/2062 Ser 2019-BN22, Class XF, 144A(g)	430,898
2,000,000	1.96%, 11/1/2062 Ser 2019-BN22, Class F, 144A(g)	790,268
9,703,500	0.92%, 1/1/2063 Ser 2020-BN25, Class XD, 144A(g)	672,964
6,000,000	1.50%, 1/1/2063 Ser 2020-BN25, Class XF, 144A(g)	656,380
6,000,000	1.92%, 1/1/2063 Ser 2020-BN25, Class F, 144A(g)	2,140,447
1,250,000	2.50%, 1/1/2063 Ser 2020-BN25, Class E, 144A .	864,189
	BBCMS Mortgage Trust,
3,328,000	1.13%, 11/25/2034 Ser 2019-BWAY, Class A, 144A(g)	3,222,251
	BENCHMARK Mortgage Trust, 144A,
5,000,000	3.29%, 9/1/2048 Ser 2020-IG2, Class B(g)	5,160,048
12,667,000	1.12%, 1/15/2051 Ser 2018-B1, Class XE(g)	924,888
1,750,000	2.75%, 1/15/2051 Ser 2018-B1, Class D	1,114,541
5,000,000	3.00%, 1/15/2051 Ser 2018-B1, Class E(g)	2,501,256
3,680,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD(g)	337,331
2,000,000	3.06%, 4/10/2051 Ser 2018-B3, Class D(g)	1,358,875
1,719,500	3.12%, 10/10/2051 Ser 2018-B6, Class D(g)	1,144,534
3,800,000	1.09%, 2/1/2053 Ser 2020-B16, Class XD(g)	311,336
1,500,000	2.50%, 2/1/2053 Ser 2020-B16, Class E	944,210
6,500,000	1.14%, 8/1/2057 Ser 2019-B13, Class XF(g)	479,513
6,500,000	3.00%, 8/1/2057 Ser 2019-B13, Class F	2,669,664
4,000,000	1.64%, 8/15/2057 Ser 2019-B13, Class XD(g)	443,198
1,000,000	2.50%, 8/15/2057 Ser 2019-B13, Class E	626,787
2,500,000	3.62%, 3/1/2062 Ser 2019-B10, Class F(g)	1,241,492

Par		Value
	CCUBS Commercial Mortgage Trust,
$4,000,000	3.91%, 11/1/2050 Ser 2017-C1, Class AS(g)	$4,380,057
	CD Mortgage Trust,
2,750,000	3.10%, 8/15/2051 Ser 2018-CD7, Class D, 144A(g)	2,153,141
	CGMS Commercial Mortgage Trust,
2,000,000	3.00%, 8/15/2050 Ser 2017-B1, Class D, 144A	1,531,976
	Citigroup Commercial Mortgage Trust,
1,000,000	3.22%, 6/10/2051 Ser 2018-C5, Class D, 144A(g)	729,751
5,000,000	0.62%, 11/1/2052 Ser 2019-GC43, Class XF, 144A(g)	236,919
3,750,000	0.62%, 11/1/2052 Ser 2019-GC43, Class XG, 144A(g)	177,803
5,000,000	3.00%, 11/1/2052 Ser 2019-GC43, Class F, 144A(g)	2,058,696
3,750,000	3.00%, 11/1/2052 Ser 2019-GC43, Class G, 144A(g)	1,352,222
2,800,000	3.00%, 8/10/2056 Ser 2019-GC41, Class F, 144A	1,174,966
	Comm Mortgage Trust,
2,500,000	4.24%, 7/1/2045 Ser 2013-CR9, Class C, 144A(g)	2,356,781
2,500,000	4.32%, 12/10/2045 Ser 2012-CR5, Class F, 144A(g)	1,850,063
3,250,000	4.09%, 3/10/2046 Ser 2013-CR6, Class E, 144A(g)	1,864,813
2,932,500	5.00%, 3/10/2047 Ser 2014-UBS2, Class D, 144A(g)	2,639,399
2,600,000	4.85%, 5/10/2047 Ser 2014-CR17, Class D, 144A(g)	1,820,334
1,500,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D, 144A	728,845
2,000,000	3.83%, 2/1/2048 Ser 2015-LC19, Class B(g)	2,070,434
3,620,000	4.24%, 2/10/2048 Ser 2015-LC19, Class E, 144A(g)	2,396,440
2,000,000	3.64%, 10/10/2048 Ser 2015-LC23, Class D, 144A(g)	1,569,381
2,730,000	1.03%, 8/1/2057 Ser 2019-GC44, Class XD, 144A(g)	207,864
2,500,000	2.50%, 8/1/2057 Ser 2019-GC44, Class D, 144A.	1,695,348
2,500,000	2.50%, 8/1/2057 Ser 2019-GC44, Class E, 144A .	1,459,393
	CSAIL Commercial Mortgage Trust, 144A,
3,980,500	1.98%, 3/15/2052 Ser 2019-C15, Class XD(g)	548,399
	GS Mortgage Securities Trust,
2,000,000	4.74%, 8/10/2046 Ser 2013-GC14, Class F, 144A(g)	1,104,959
3,500,000	4.96%, 4/10/2047 Ser 2014-GC20, Class D, 144A(g)	2,818,830
1,750,000	3.58%, 6/10/2047 Ser 2014-GC22, Class E, 144A	944,877
3,000,000	3.00%, 7/10/2052 Ser 2019-GC40, Class D, 144A	2,074,729
5,000,000	2.38%, 5/1/2053 Ser 2020-GC47, Class A5	5,305,586
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,433,000	3.74%, 12/15/2046 Ser 2013-C16, Class E, 144A(g)	1,015,621
5,125,000	3.14%, 8/1/2049 Ser 2016-JP3, Class AS	5,355,949

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2020 (Unaudited) (continued)

Par		Value
	JPMBB Commercial Mortgage Securities Trust, 144A,
$1,425,000	4.68%, 4/15/2047 Ser 2014-C19, Class D(g)	$ 1,205,712
3,500,000	3.91%, 11/15/2047 Ser 2014-C24, Class D(g)	2,802,865
	Morgan Stanley Bank of America Merrill Lynch Trust, 144A,
1,250,000	4.77%, 6/15/2047 Ser 2014-C16, Class D(g)	820,326
4,012,000	3.30%, 11/15/2052 Ser 2017-C34, Class E(g)	2,107,482
	Morgan Stanley Capital I Trust,
2,000,000	4.13%, 7/1/2052 Ser 2019-H7, Class C	1,680,917
	SG Commercial Mortgage Securities Trust,
13,420,989	1.97%, 10/10/2048 Ser 2016-C5, Class XA(g)	1,000,376
	UBS-Barclays Commercial Mortgage Trust, 144A,
22,816,315	1.61%, 12/10/2045 Ser 2012-C4, Class XA(g)	644,905
2,000,000	5.03%, 8/10/2049 Ser 2012-C3, Class D(g)	1,823,545
2,125,000	Wells Fargo Commercial Mortgage Trust, 4.61%, 11/15/2048 Ser 2015-C31, Class E, 144A(g)	1,225,873
1,500,000	3.11%, 6/1/2053 Ser 2020-C56, Class AS	1,627,170
	WFRBS Commercial Mortgage Trust, 144A,
2,650,000	3.99%, 5/15/2047 Ser 2014-C20, Class D	1,904,963
2,000,000	3.90%, 9/15/2057 Ser 2014-C22, Class D(g)	1,642,266

	Total Commercial Mortgage Backed Securities	110,763,733

	(Cost $131,732,745)

Shares
Short-Term Investment - 1.6%
42,864,002	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class, 0.06%	42,864,002

	(Cost $42,864,002)

	Total Investments - 97.4%	$2,676,560,593

	(Cost $2,609,406,274)
	Other Assets
	Net of Liabilities - 2.6%	71,298,471

	Net Assets — 100.0%	$2,747,859,064

(a)	Restricted Securities.
(b)	Partnership is not designated in units. The Fund owns approximately 17.3% of this Fund.
(c)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(d)	Partnership is not designated in units. The Fund owns approximately 5.4% of this Fund.
(e)	Partnership is not designated in units. The Fund owns approximately 5.1% of this Fund.
(f)	Non-income producing security.
(g)	Variable rate security. Rates generally reset annually based on the weighted average of the net underlying mortgage rates.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A – Rule 144A Security

Industry	% of Net Assets

Diversified	82.5%
Commercial Mortgage Backed Securities	4.0%
Apartments/Single Family Residential	2.6%
Office Properties	1.8%
Warehouse/Industrial	1.7%
Short-Term Investment	1.6%
Health Care	0.8%
Shopping Centers	0.7%
Storage	0.7%
Real Estate Operation/Development	0.5%
Hotels	0.2%
Regional Malls	0.2%
Residential	0.1%
Other Assets Net of Liabilities	2.6%

Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2020 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 ACT, the Fund prices its securities as follows:

Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by Versus Capital Advisors LLC (the “Adviser”) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Furthermore, the Fund’s Adviser will review the valuation methodology of any pricing service used in the Fund’s investment valuation process, subject to oversight and/or approval of the Board.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing NAV.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to procedures approved by the Board. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Private Investment Funds - The Board has adopted procedures pursuant to which the Fund will value its investments in Private Investment Funds. Before investing in any Private Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by such Private Investment Fund, which as a general matter will employ market values when available, and otherwise look at principles of fair value that the Adviser reasonably believes to be consistent with (but not necessarily the same as) those used by the Fund for valuing its own investments. The Adviser shall use its best efforts to ensure that each private Investment Fund has in place policies and procedures that are consistent with the practices provided for in the Real Estate Information Standards (‘‘REIS’’), as established and amended by the National Council of Real Estate Investment Fiduciaries (‘‘NCRIEF’’) in conjunction with the Pension Real Estate Association (‘‘PREA’’), or comparable standards which may apply. REIS provides underlying principles behind the disclosure of reliable information with adequate policies and practices that include, but are not limited to the following:

•

Property valuation standards and policy that are expected to be applied consistent with Generally Accepted Accounting Principles (“GAAP”) fair value principles and uniform appraisal standards or such comparable standards as may apply to international managers. Real estate investments are required to be valued, (a) internally (by the Private Investment Fund’s manager) with third party (preferably an accounting or valuation firm) oversight to assure the reasonableness of and compliance with valuation policies, at least quarterly and (b) externally by an appraiser or other third party on an annual basis. Furthermore, the valuations should be performed with impartiality, objectivity and independence, and with control to demonstrate they have been completed fairly. This includes the maintenance of records of methods and techniques for valuation with sufficient documentation to understand the scope of work completed.

•

Market Value Accounting and Reporting Standards including the production of quarterly financial statements and annual audited financials. This also incorporates quarterly performance measurement and reporting standards for every asset held by the Private Investment Fund. After investing in a Private Investment Fund, the Adviser will monitor the valuation methodology used by such Private Investment Fund and its manager.

The Fund values its investments in Private Investment Funds based in large part on valuations provided by the managers of the Private Investment Funds and their agents. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes. The calculated NAVs of the Private Investment Funds’ assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of the Private Investment Funds and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. The Board and the Adviser may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in Investment Funds, these valuations have a considerable impact on the Fund’s NAV.

For each quarterly period that the NAVs of the Private Investment Funds are calculated by the managers of such funds, each Private Investment Fund’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported. The Adviser will review this information for reasonableness based on its knowledge of current market conditions

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2020 (Unaudited) (continued)

and the individual characteristics of each Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund. The Adviser may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Adviser’s Valuation Committee may determine to value the Fund’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Adviser’s Valuation Committee, subject to the review and ratification of the Board’s Valuation Committee. The Funds’ valuation of each Private Investment Fund is individually updated as soon as the Adviser completes its reasonableness review, including any related necessary additional information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each private Investment Fund is estimated by the Adviser to generate during the current quarter. The Adviser’s Valuation Committee monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Board’s Valuation Committee. The June 30, 2020 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its June 30, 2020 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	unadjusted quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Total Market Value at 06/30/2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$267,437,006	$201,494,920	$65,942,086	$—
Preferred Stocks*	36,321,792	36,321,792	—	—
Corporate Debt*	24,389,506	—	24,389,506	—
Commercial Mortgage Backed Securities	110,763,733	—	110,763,733	—
Short-Term Investment	42,864,002	42,864,002	—	—

Subtotal	$481,776,039	$280,680,714	$201,095,325	$—

Private Investment Funds (held at NAV)*	$2,194,784,554

Total	$2,676,560,593

*	See Portfolio of Investments for industry breakout.

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2020 (Unaudited) (continued)

Market Risk Factors - The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including but not limited to the following:

General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.

General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.

Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). This is especially true under current conditions because interest rates and bond yields are near historically low levels. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.

Market Disruption and Geopolitical Risk. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, tariffs and trade wars, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. For example, an outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak has caused significant market volatility and declines in global financial markets and may continue to adversely affect global and national economies, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The COVID-19 pandemic and its effects could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.

Restricted securities—Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. None of these securities have suspended redemptions. This and other important information are described in the Fund’s Prospectus.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2020 (Unaudited) (continued)

As of June 30, 2020, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares		Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000s)	% of Net Assets	Redemption Notice(c)
AEW Core Property Trust (U.S.), Inc.
Class A Shares	7/2/2013	132,236		$124,788	$133,210	$—	4.9%	45 Days(d)
Class B Shares	7/2/2013	47,116		44,462	47,463	—	1.7%	45 Days
AEW Value Investors US LP	8/17/2017	—	(e)	27,218	26,887	47,782	1.0%	(f)
Barings Core Property Fund LP	9/30/2013	142,493		17,536	19,163	—	0.7%	60 Days(g)
Barings European Core Property Fund	6/13/2017	64,340		72,503	77,360	25,000	2.8%	60 Days
CBRE U.S. Core Partners LP	3/29/2018	73,108,423		102,064	104,457	25,000	3.8%	60 Days(d)
Clarion Gables Multifamily Trust LP	3/4/2019	96,276		125,000	121,612	—	4.4%	(h)
Clarion Lion Properties Fund LP	7/1/2013	158,382		211,180	239,885	—	8.7%	90 Days(d)
GWL U.S. Property Fund L.P.	12/30/2019	—	(i)	50,000	48,777	75,000	1.8%	90 Days
Harrison Street Core Property Fund LP	8/13/2014	86,966		112,999	121,890	—	4.5%	45 Days(d)
Heitman America Real Estate Trust LP	12/2/2014	172,306		200,000	198,278	—	7.2%	90 Days(d)
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	119,714		122,340	121,133	42,660	4.4%	90 Days
Invesco Core Real Estate USA LP	12/31/2013	680		114,500	124,705	75,000	4.6%	45 Days
Invesco Real Estate Asia Fund	9/30/2014	875,086		108,426	112,329	—	4.1%	45 Days
LaSalle Property Fund LP
Class A Shares	8/31/2015	80,277		124,176	129,228	—	4.7%	45 Days(d)
Class B Shares	8/31/2015	30,707		47,499	49,432	—	1.8%	45 Days
Mesa West Core Lending Fund LP	7/15/2015	67,541		72,035	71,695	7,965	2.6%	30 Days(d)
RREEF America REIT II, Inc.	9/30/2013	1,769,282		199,320	223,107	—	8.1%	45 Days
Trumbull Property Fund, LP	9/30/2013	3,352		36,056	34,024	—	1.2%	60 Days(g)
Trumbull Property Income Fund, LP	4/1/2016	7,044		85,447	88,017	—	3.2%	60 Days(d)
US Government Building Open-End Feeder, LP	5/1/2014	—	(j)	93,000	102,133	—	3.7%	60 Days(d)

Total				$2,090,549	$2,194,785	$298,407	79.9%

(a)

The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metro-politan areas. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	The investment funds provide for a quarterly redemption subject to the notice period listed.
(d)

The Fund submitted a partial redemption request prior to June 30, 2020, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(e)	Partnership is not designated in units. The Fund owns approximately 17.3% at June 30, 2020.
(f)	Shares are subject to an initial lockup period ending December 31, 2020 with a redemption notification period of 90 days.
(g)

The Fund submitted a full redemption request prior to June 30, 2020, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(h)	Shares are subject to an initial lockup period ending March 1, 2021 with redemption notification period of 90 days.
(i)	Partnership is not designated in units. The Fund owns approximately 5.4% at June 30, 2020.
(j)	Partnership is not designated in units. The Fund owns approximately 5.1% at June 30, 2020.